ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Changes in Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (188)	$ (238)	$ (461)
Other comprehensive income (loss) before reclassifications	6	50	243
Amounts reclassified from accumulated other comprehensive income (loss)	9		(20)
Other comprehensive income (loss)	15	50	223
Reclassification for the change in corporate tax	(15)
Balance	(188)	(188)	(238)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	44	78	(35)
Other comprehensive income (loss) before reclassifications	(76)	(34)	133
Amounts reclassified from accumulated other comprehensive income (loss)	(2)		(20)
Other comprehensive income (loss)	(78)	(34)	113
Reclassification for the change in corporate tax	24
Balance	(10)	44	78
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(232)	(316)	(426)
Other comprehensive income (loss) before reclassifications	82	84	110
Amounts reclassified from accumulated other comprehensive income (loss)	11
Other comprehensive income (loss)	93	84	110
Reclassification for the change in corporate tax	(39)
Balance	$ (178)	$ (232)	$ (316)